111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  August 3, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Municipal Series Trust (the “Trust”) (File Nos. 2-92915 and 811-4096) on behalf of MFS® Alabama Municipal Bond Fund, MFS® Arkansas Municipal Bond Fund, MFS® California Municipal Bond Fund, MFS® Georgia Municipal Bond Fund, MFS® Maryland Municipal Bond Fund, MFS® Massachusetts Municipal Bond Fund, MFS® Mississippi Municipal Bond Fund, MFS® Municipal Income Fund, MFS® Municipal Intermediate Fund, MFS® New York Municipal Bond Fund, MFS® North Carolina Municipal Bond Fund, MFS® Pennsylvania Municipal Bond Fund, MFS® South Carolina Municipal Bond Fund, MFS® Virginia Municipal Bond Fund, and MFS® West Virginia Municipal Bond Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 81 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2026.

 Please call the undersigned at (617) 954-5843 or Antoine del Alamo at (617) 954-4586 with any questions you may have.

  Sincerely,

  /s/BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel